Other information about investments - Subsidiaries - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 PKR (₨)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 KZT (₸)	Dec. 31, 2019 EGP (ج.م.)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Subsidiaries
Share capital							€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital							4,005,358,876	€ 4,005,358,876
Corporate and financial companies | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Agenzia Giornalistica Italia SpA
Registered office	Rome
Country of operation	Italy
Share capital							2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	D-Service Media Srl (in liquidation)
Registered office	Milan
Country of operation	Italy
Share capital							75,000
Corporate and financial companies | Italy | Subsidiaries Two [Member] | D-Share SpA [Member]
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	D-Share SpA
Registered office	Milan
Country of operation	Italy
Share capital							121,719.25
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Subsidiaries Three [Member] | Third parties
Subsidiaries
% Ownership	44.79%
Corporate and financial companies | Italy | Subsidiaries Three [Member] | Agi SpA [Member]
Subsidiaries
% Ownership	55.21%
Corporate and financial companies | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni Corporate University SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							3,360,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	EniServizi SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							13,427,419.08
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	Serfactoring SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							5,160,000
% Equity ratio	49.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Six [Member] | ENI SpA
Subsidiaries
% Ownership	49.00%
Corporate and financial companies | Italy | Subsidiaries Six [Member] | Third parties
Subsidiaries
% Ownership	51.00%
Corporate and financial companies | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	Servizi Aerei SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							79,817,238
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Italy | Subsidiaries Seven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Banque Eni SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital							50,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eight [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eight [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	D-Share USA Corp.
Registered office	New York (USA)
Country of operation	USA
Share capital | $						$ 0
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Nine [Member] | D-Share SpA [Member]
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Eni Finance International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital | $						1,480,365,336
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Ten [Member] | ENI SpA
Subsidiaries
% Ownership	33.61%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Ten [Member] | Eni International BV
Subsidiaries
% Ownership	66.39%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Eni Finance USA Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $						15,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Eni Insurance DAC
Registered office	Dublin (Ireland)
Country of operation	Ireland
Share capital							500,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twelve [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Eni International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital							641,683,425
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Eni International Resources Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fourteen [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Eni Next Llc
Registered office	Houston (USA)
Country of operation	USA
Share capital | $						100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Fifteen [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Other activities | Italy | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Anic Partecipazioni SpA (in liquidation)
Registered office	Gela (CL)
Country of operation	Italy
Share capital							23,519,847.16
Consolidation or valuation method	Eq.
Other activities | Italy | Subsidiaries Sixteen [Member] | Third parties
Subsidiaries
% Ownership	0.03%
Other activities | Italy | Subsidiaries Sixteen [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	99.97%
Other activities | Italy | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni Energia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							10,000
Consolidation or valuation method	Co.
Other activities | Italy | Subsidiaries Seventeen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Other activities | Italy | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eni Energy Activities Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							50,000
Consolidation or valuation method	Co.
Other activities | Italy | Subsidiaries Eighteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Other activities | Italy | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni New Energy SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							9,296,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Italy | Subsidiaries Nineteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Other activities | Italy | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni Rewind SpA (former Syndial Servizi Ambientali SpA)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital							425,343,731.50
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Italy | Subsidiaries Twenty [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Other activities | Italy | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)
Registered office	Gela (CL)
Country of operation	Italy
Share capital							1,300,000
Consolidation or valuation method	Eq.
Other activities | Italy | Subsidiaries Twenty One [Member] | Third parties
Subsidiaries
% Ownership	48.00%
Other activities | Italy | Subsidiaries Twenty One [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	52.00%
Other activities | Italy | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Ing. Luigi Conti Vecchi SpA
Registered office	Assemini (CA)
Country of operation	Italy
Share capital							5,518,620.64
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Italy | Subsidiaries Twenty Two [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Arm Wind Llp
Registered office	Nur-Sultan (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸				₸ 7,963,200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Windirect BV [Member]
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Eni Energy Solutions BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital							20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Eni New Energy Egypt SAE
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital | ج.م.					ج.م. 250,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Eni International BV
Subsidiaries
% Ownership	99.98%
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Ieoc Exploration BV
Subsidiaries
% Ownership	0.01%
Other activities | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Ieoc Production BV
Subsidiaries
% Ownership	0.01%
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Six [Member]
Subsidiaries
Company name	Eni New Energy Pakistan (Private) Ltd
Registered office	Saddar Town-Karachi (Pakistan)
Country of operation	Pakistan
Share capital | ₨		₨ 136,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Six [Member] | Eni International BV
Subsidiaries
% Ownership	99.98%
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Six [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.01%
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Six [Member] | Eni Pakistan Ltd (M) [Member]
Subsidiaries
% Ownership	0.01%
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Seven [Member]
Subsidiaries
Company name	Eni New Energy US Inc
Registered office	Dover, Delaware (USA)
Country of operation	USA
Share capital | $						$ 100
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Seven [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Eight [Member]
Subsidiaries
Company name	Eni Rewind International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital							20,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Nine [Member]
Subsidiaries
Company name	Oleodotto del Reno SA
Registered office	Coira (Switzerland)
Country of operation	Switzerland
Share capital | SFr	SFr 1,550,000
Consolidation or valuation method	Eq.
Other activities | Foreign (outside Italy) | SubsidiariesTwenty Nine [Member] | Eni Rewind SpA
Subsidiaries
% Ownership	100.00%
Other activities | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Windirect BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital							€ 10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Proportion of ownership interest acquired	10.00%
Other activities | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%